Other Interests in Consolidated Subsidiaries and Non-Controlling Interest - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Ownership interests of certain business unit presidents	$ 32,400,000	$ 32,400,000
Net loss attributable to non-controlling interest
Non-controlling interest third -party investments [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest includes third-party investments	$ 6,400,000	$ 5,500,000